THE MANAGERS FUNDS
                 EQUITY FUNDS

    Supplement dated March 13, 2000 to the Prospectus and Statement of Additional Information
             dated April 1, 1999

     The following information supersedes that contained in the Prospectus and Statement of Additional Information solely with respect to the following Fund:

International Equity Fund
-------------------------
     Effective  on  or about March  27,  2000,
Mastholm     Asset     Management,      L.L.C.
("Mastholm"), will be added as a  third  asset
manager  for  Managers  International   Equity
Fund.   Scudder Kemper Investments,  Inc.  and
Lazard  Asset  Management will remain  as  the
other   portfolio  managers  for   the   Fund.
Mastholm  will  be paid the same  fee  as  the
other  two  asset managers on the Fund,  0.50%
per annum of the average daily net assets that Mastholm manages.

     Mastholm,     located    in     Bellevue,
Washington, was founded in 1997.  As of  March
2000, Mastholm had assets under management of approximately $950 million.

     Theodore J. Tyson serves as the portfolio
manager  of  the portion of the  International
Equity  Fund managed by Mastholm.   Mr.  Tyson
was one of the founders of Mastholm in 1997.


March 13, 2000

                                                 FILE NO. 2-84012
                                                         811-3752
                                                       Rule 497-e


VIA EDGAR
---------

March 13, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549-1004



Re:  The Managers Funds
     File Nos.2-84012 and 811-3752
    ------------------------------

Commissioners:

Enclosed for filing pursuant to Rule 497(e) under the Securities and Exchange Act of 1933 is a supplement to the Prospectus and Statement of Additional Information for the International Equity Fund of The Managers Funds. This sticker announces an addition to the portfolio managers of the Fund.

Sincerely,
/s/Laura A. DeSalvo
Laura A. DeSalvo
Assistant Secretary



Cc:  John Ganley, Staff Examiner